Disclosure of net asset (Details)	Nov. 03, 2020 USD ($)
Long-term Debt
Cash and cash equivalents	$ (24,348)
Restricted cash
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020
Net assets of disposal group	$ 2,334,303